Interest expense (net) (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of Interest Expense (Net)

Interest expense (net) consists of the following:

	Year ended March 31,
	2019		2019	2018	2017
	(In millions)
Gross interest expense	US$	1,051.5	Rs.72,714.5	Rs.59,734.5	Rs.55,306.7
Less: Interest capitalized *		(218.8)	(15,128.5)	(12,943.2)	(12,941.0)

Total	US$	832.7	Rs.57,586.0	Rs.46,791.3	Rs.42,365.7

*	Represents borrowing costs capitalized during the year on qualifying assets (property plant and equipment and product development).